Fees Summary	Jun. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,700,047,325.40
Previously Paid Amount	0.00
Total Fee Amount	2,858,676.53
Total Offset Amount	0.00
Net Fee	2,858,676.53
Narrative - Max Aggregate Offering Price	$ 20,700,047,325.40
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true